STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
REVENUE	$ 40,500	$ 0	$ 142,500	$ 0	$ 45,500	$ 0
General & administrative expenses	771,915	613,737	1,487,497	1,116,245	3,814,538	4,068,942
Research & development	195,989	186,085	390,433	345,884	662,347	790,399
Depreciation & amortization expense	2,343	15,489	4,900	26,984	46,029	55,772
TOTAL OPERATING EXPENSES	970,247	815,311	1,882,830	1,489,113	4,522,914	4,915,113
LOSS FROM OPERATIONS BEFORE OTHER INCOME/(EXPENSE)	(929,747)	(815,311)	(1,740,330)	(1,489,113)	(4,477,414)	(4,915,113)
OTHER INCOME/(EXPENSE)
Interest income	1	2	1	6	6	29
Dividend income	0	7	0	32	32	899
Penalties	0	0	(2,384)	0	(2,424)	(86)
Interest expense	0	0	(537)	0
TOTAL OTHER INCOME/(EXPENSES)	1	9	(2,920)	38	(2,386)	842
LOSS BEFORE PROVISION FOR TAXES	(929,746)	(815,302)	(1,743,250)	(1,489,075)	(4,479,800)	(4,914,271)
Income taxes	0	0	(800)	(800)	(800)	(800)
NET LOSS	$ (929,746)	$ (815,302)	$ (1,744,050)	$ (1,489,875)	$ (4,480,600)	$ (4,915,071)
BASIC AND DILUTED LOSS PER SHARE (in dollars per share)	$ (0.14)	$ (0.15)	$ (0.26)	$ (0.28)	$ (0.80)	$ (0.98)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING BASIC AND DILUTED (in shares)	6,794,747	5,394,729	6,583,507	5,359,835	5,571,221	5,031,386